SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment ¥ / $	Dec. 31, 2021 USD ($) ¥ / $	Dec. 31, 2020 USD ($) ¥ / $
Inventories
Period for considering vehicle as slow moving	90 days
Write down of inventory	$ 0	$ 0	$ 0
Prepaid expenses, other current assets and other non-current assets
Allowance recognized during the year	0	4,216	0
Impairment loss for prepayment for vehicle purchase and other current assets	22,921	0
Impairment loss for other non-current asset	$ 0	$ 4,216	$ 0
Foreign currency translation
Foreign currency exchange rate | ¥ / $	6.8972	6.3726
Foreign currency, average translation rate | ¥ / $	6.7290	6.3914	6.7434
Segment reporting
Number of geographical segments | segment	0
Impairment of long-lived assets
Impairment loss for other non-current asset	$ 0	$ 4,216	$ 0